Consolidated statements of financial position (Unaudited) - CAD ($) $ in Thousands	Jun. 30, 2021	Dec. 31, 2020
CURRENT
Cash	$ 86,457	$ 4,520
Grants and other receivables	2,408	829
Restricted cash		158
Sales taxes receivable	1,382	736
Tax credits receivable	3,958	3,958
Prepaid expenses	1,243	215
Total current assets	95,448	10,416
NON-CURRENT
Tax credits receivable	4,071	3,802
Property, plant and equipment assets	16,437	4,207
Intangible assets	675	920
Right-of-use assets	2,450	1,067
Restricted cash and deposits	2,385	744
Total non-current assets	26,018	10,740
Total assets	121,466	21,156
CURRENT
Accounts payables and accrued liabilities	13,011	6,988
Deferred grants		1,511
Current portion of lease liabilities	380	295
Borrowings	200	1,793
Total current liabilities	13,591	10,587
NON-CURRENT
Asset retirement obligation	851	621
Borrowings	1,862
Lease liabilities	2,108	781
Convertible bond	14,619	14,505
Total non-current liabilities	19,440	15,907
Total liabilities	33,031	26,494
EQUITY (DEFICIENCY)
Share capital	169,408	60,537
Contributed surplus	15,985	10,761
Equity component of convertible bond	364	364
Deficit	(97,322)	(77,000)
Total equity (deficiency)	88,435	(5,338)
Total liabilities and equity (deficiency)	$ 121,466	$ 21,156